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                         AIM VARIABLE INSURANCE FUNDS


                      INVESCO VIF - HEALTH SCIENCES FUND

                              (SERIES I SHARES)

                        Supplement dated July 28, 2004
                    to the Prospectus dated April 30, 2004
                as supplemented May 18, 2004 and July 16, 2004


Effective July 28, 2004, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

         "The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

         o THOMAS R. WALD, a Vice President and Portfolio Manager of INVESCO Institutional, is Portfolio Manager of the Fund. Thomas has been affiliated with INVESCO Institutional and/or its affiliates since 1997. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University."

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                         AIM VARIABLE INSURANCE FUNDS


                      INVESCO VIF - HEALTH SCIENCES FUND

                              (SERIES II SHARES)

                        Supplement dated July 28, 2004
                    to the Prospectus dated April 30, 2004
                as supplemented May 18, 2004 and July 16, 2004


Effective July 28, 2004, the following replaces in its entirety the information appearing under the heading "PORTFOLIO MANAGERS" on page 7 of the Prospectus:

         "The following individual is primarily responsible for the day-to-day management of the Fund's portfolio holdings:

         o THOMAS R. WALD, a Vice President and Portfolio Manager of INVESCO Institutional, is Portfolio Manager of the Fund. Thomas has been affiliated with INVESCO Institutional and/or its affiliates since 1997. He is a CFA charterholder. Tom holds an M.B.A. from the Wharton School at the University of Pennsylvania and a B.A. from Tulane University."